Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Aug. 31, 2025	Aug. 13, 2025	Aug. 03, 2025	Aug. 01, 2025	Mar. 31, 2025	Mar. 05, 2025	Feb. 14, 2025	Feb. 10, 2025	Dec. 31, 2024	Jun. 30, 2025	Feb. 13, 2025	Oct. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Sale of stock, authorized amount											$ 1,500
Securities requirement amount								$ 50,000
Publicly held market value								$ 15,000
Common stock, additional shares authorized											492,842
Issued shares of common stock					342,842
Gross proceeds					$ 500
Deferred transaction costs					$ 200
Excise tax payable									$ 2,925	$ 2,925		$ 2,900
Forecast [Member]
Subsequent Events [Line Items]
Sponsor amount	$ 400
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock, authorized amount											$ 1,500
Modification, exercise price			$ 2.42
Excise tax payable							$ 2,900
Aggregate of outstanding payables				$ 1,700
Closing price per share			$ 2.42	$ 2.42
Percentage of average rate				77.00%
Number of common stock				100
Conversion price				$ 0.25
Percentage of number of shares				4.99%
Stock options covering shares			282,527
Original exercise price			$ 5.9
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Events [Line Items]
Number of warrants exchanged						250,000
Number of securities called by warrants or rights						250,000
Exercise price						$ 10
Number of trading days preceding entry into the agreement						5 days
Consecutive trading day period while warrants are outstanding scenario						10 days
Closing price of common stock threshold, forced exercise triggering event									$ 17
Duration from initial occurrence of forced exercise triggering event to force the holder to cash exercise the warrants									20 days
Number of shares threshold for scenario									125,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized										492,842
Subsequent Event [Member] | Stock Options [Member]
Subsequent Events [Line Items]
Stock options covering shares			70,859
Original exercise price			$ 6.8
Subsequent Event [Member] | Exercise Price, Tranche One [Member]
Subsequent Events [Line Items]
Modified			282,527
Outstanding			$ 6.8
Subsequent Event [Member] | Exercise Price, Tranche Two [Member]
Subsequent Events [Line Items]
Modified			70,859
Outstanding			$ 5.9
Seneca | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock, authorized amount				$ 1,700
Per share				$ 2.42
Average percentage				77.00%
Maximum allowed percent of common stock outstanding owned				4.99%
Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Subsequent Events [Line Items]
Financing to be provided by sponsor							$ 10,000
Percent of total amount of each payment due to the IRS, scenario one							75.00%
Number of calendar days prior to the due date for each payment, scenario one							7 days
Percent of total amount of excise tax liability, scenario two							75.00%
Financing provided by sponsor minimum scenario							$ 6,000
Percent of total amount of each payment due to the IRS, scenario two							50.00%
Settlement Agreement [Member] | Subsequent Event [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Subsequent Events [Line Items]
Financing to be provided by sponsor		$ 10,000
Percent of total amount of each payment due to the IRS, scenario one		75.00%
Number of calendar days prior to the due date for each payment, scenario one		7 days
Percent of total amount of excise tax liability, scenario two		75.00%
Financing provided by sponsor minimum scenario							$ 6,000
Percent of total amount of each payment due to the IRS, scenario two		50.00%
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized											342,842
Common Stock [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized										342,842
Warrant [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized										150,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Per share				$ 0.25